Share-Based Compensation - Schedule of Fair Values of the Options Granted are Estimated (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Values of the Options Granted are Estimated [Line Items]
Risk-free rate of return
Volatility
Expected dividend yield
Exercise multiple (in Dollars per share)
Fair value of underlying ordinary share (in Dollars per share)
Expected terms		10 years
Minimum [Member]
Schedule of Fair Values of the Options Granted are Estimated [Line Items]
Risk-free rate of return		3.56%
Volatility		35.62%
Exercise multiple (in Dollars per share)		$ 2.2
Fair value of underlying ordinary share (in Dollars per share)		$ 6.32
Maximum [Member]
Schedule of Fair Values of the Options Granted are Estimated [Line Items]
Risk-free rate of return		5.00%
Volatility		36.17%
Exercise multiple (in Dollars per share)		$ 2.8
Fair value of underlying ordinary share (in Dollars per share)		$ 13.04